Other Receivables, Net	12 Months Ended
Dec. 31, 2024
Other Receivables, Net [Abstract]
Other Receivables, net

(4) Other Receivables, net

Other receivables, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Advances to staff (i)	12,748	13,967
Advances to a third party channel vendor (ii)	27,386	—
Rental deposits	11,820	10,952
Loan receivable to third parties (iii)	83,156	747,711
Other	7,058	7,323
Less allowance for other receivables	(30,414)	(47,257)
Other receivables, net	111,754	732,696

The following table summarizes the movement of the Group’s allowance for expected credit losses of other receivable
Balance at the beginning of 2024		30,414
Cumulative-effect adjustment upon adoption of ASU 2016-13		—
write-off		(28,854)
Current period provision for expected credit losses		45,697
Balance at the end of 2024		47,257

(i)	Amount represented advances to staffs or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.

(ii)	Amount represented receivables from Shenzhen Chetong Technology Co., Ltd. (“Chetong”) who provides platform services to the Group. The receivables were unsecured, interest-free and repayable on demand. With the cease of cooperation with Chetong in 2022, the Group requested repayment of the advances. The Group estimated the net amount expected to be collected was nil as of December 31, 2023, and accordingly recorded an allowance for credit losses of RMB27,386, net of the consolidated statement of income and comprehensive income for the year ended December 31, 2023. The amount was write off in 2024 and no balance as of December 31, 2024.

(iii)	Amount mainly represented 1) term-loan (matures in June 2024 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB40,000 and RMB65,000 as of December 31, 2023 and 2024 respectively, and corresponding interest receivable of RMB607 and RMB4,089 as of December 31, 2023 and 2024, respectively. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with the interest rate of 6% per annum. This loan receivable is expected to be settled within one year. 2) term-loan (matures in 2025) to a third party company principally engaged in provision of education service of RMB20,000 and RMB670,300 as of December 31, 2023 and 2024, respectively, with the interest rate of 5% per annum, and corresponding interest receivable of nil and RMB5,782 as of December 31, 2023 and 2024, respectively. 3) term-loan (matures in December 2024) to a third party manufacturing company of RMB21,000 as of December 31, 2023, with the interest rate of 5% per annum, the term loan was fully settled in 2024.